Subsequent Event - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended
	Jun. 21, 2011 Common Class A	Dec. 31, 2011 Common Class A	Aug. 09, 2013 Syndicated Solar , Inc Subsequent Event	Aug. 09, 2013 Syndicated Solar , Inc Subsequent Event Contingent Earnout	Aug. 09, 2013 Syndicated Solar , Inc Subsequent Event Common Class A	Aug. 09, 2013 Syndicated Solar , Inc Subsequent Event Common Class A Contingent Earnout	Aug. 08, 2013 Mercury Subsequent Event	Aug. 08, 2013 Mercury Subsequent Event Common Class A
Subsequent Event [Line Items]
Business acquisition date			Aug. 09, 2013				Aug. 08, 2013
Business acquisition, shares issued		8,700,000						7,900,000
Acquisition consideration paid, net			$ 2,500,000
Additional earn out payments, shares	21,600,000				400,000	1,300,000
Additional earn out payments				$ 500,000